RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Research And Development Expenses
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES
	Year Ended December 31
	2025	2024	2023

Payroll and related expenses	$4,610	$2,417	$1,758
Subcontractor and outsourced work	935	1,081	1,683
Share-based compensation	4,154	191	532
Pilot expenses and other	245	164	130
	$9,944	$3,853	$4,103